Balance Sheet Components - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Components
Prepaid expenses and deposits	$ 5,698		$ 3,045
Due from contract manufacturers and vendors	2,944		4,068
Prepaid taxes	1,612		2,122
Contract assets	2,813	$ 2,813
Receivable from warrant exercises	9,074
Other	178		3,683
Total prepaid and other current assets	$ 22,319		$ 12,918